Prepayments and other current assets - Summary of Prepayments and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Loans receivable		¥ 3,957	¥ 35,082
Prepayments for purchases of products		53,209	16,152
Vendor rebate receivables		8,723	10,486
Value-added tax ("VAT") deductible		10,672	9,818
Sales return assets		1,244	1,157
Deposits		1,456	774
Others		6,000	3,251
Total	$ 13,013	¥ 85,261	¥ 76,720